Loans Receivable and Allowance for Loan Losses (Troubled Debt Restructurings on Loan Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contracts concession	Dec. 31, 2012 Contracts	Dec. 31, 2011 Contracts
Financing Receivable, Modifications [Line Items]
Number of Concessions for Classifying Loans Receivable as TDR	1
Number of contracts	28	22	36
Recorded investment at time of restructure	$ 16,378	$ 20,765	$ 29,736
Commercial construction and land development [Member] | TDR with Additional Unused Commitments [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	2
Unused commitments	43	14
Granting a Material Extension of Time [Member] | Commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1	2
Recorded investment at time of restructure	0	1,262	629
Granting a Material Extension of Time [Member] | Owner occupied real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	2	0	0
Recorded investment at time of restructure	738	0	0
Granting a Material Extension of Time [Member] | Commercial construction and land development [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	4	5	16
Recorded investment at time of restructure	2,738	3,396	10,932
Granting a Material Extension of Time [Member] | Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1	0
Recorded investment at time of restructure	0	68	0
Granting a Material Extension of Time [Member] | Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	2	2	0
Recorded investment at time of restructure	570	329	0
Granting a Material Extension of Time [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	4	0
Recorded investment at time of restructure	35	426	0
Forbearance Agreement [Member] | Commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	4
Recorded investment at time of restructure	0	0	12,456
Forbearance Agreement [Member] | Owner occupied real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	0	1
Recorded investment at time of restructure	193	0	87
Forbearance Agreement [Member] | Commercial construction and land development [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	1
Recorded investment at time of restructure	0	0	231
Forbearance Agreement [Member] | Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	1
Recorded investment at time of restructure	0	0	93
Forbearance Agreement [Member] | Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	0	0
Recorded investment at time of restructure	3,096	0	0
Forbearance Agreement [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	0	0
Recorded investment at time of restructure	480	0	0
Interest Rate Adjustment [Member] | Commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1	0
Recorded investment at time of restructure	0	3,404	0
Interest Rate Adjustment [Member] | Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	1
Recorded investment at time of restructure	0	0	1,194
Interest Rate Adjustment [Member] | Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	1
Recorded investment at time of restructure	0	0	195
Change in Amortization Period [Member] | Commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	7	0	4
Recorded investment at time of restructure	1,079	0	405
Change in Amortization Period [Member] | Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0	3
Recorded investment at time of restructure	0	0	3,081
Change in Amortization Period [Member] | Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	0	1
Recorded investment at time of restructure	346	0	355
Combination of Concessions [Member] | Commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	3	2	0
Recorded investment at time of restructure	749	3,231	0
Combination of Concessions [Member] | Owner occupied real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1	0
Recorded investment at time of restructure	0	1,451	0
Combination of Concessions [Member] | Commercial construction and land development [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	1	0
Recorded investment at time of restructure	0	3,546	0
Combination of Concessions [Member] | Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	4	1	0
Recorded investment at time of restructure	6,220	3,275	0
Combination of Concessions [Member] | Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	1	1	1
Recorded investment at time of restructure	134	195	78
Combination of Concessions [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	2	0
Recorded investment at time of restructure	0	182	0
YTD [Member] | Additional Concessions Granted [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	8
Recorded investment at time of restructure	$ 8,700